Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets consisted of the following:

		As of March 31, 2018		As of March 31, 2017
	Weighted- average useful lives	Cost	Accumulated amortization	Cost	Accumulated amortization
Capitalized software development costs	5 years	$27,005	$(13,444)	$22,383	$(9,582)
Contract-based customer relationships	5 - 10 years	111,776	(40,749)	109,339	(28,324)
IP rights	5 - 8 years	31,764	(11,472)	31,764	(6,899)
Trade names and brands	8 - 10 years	1,985	(533)	1,990	(317)
Other	4 - 6 years	405	(369)	438	(362)
Total		$172,935	$(66,567)	$165,914	$(45,484)

Schedule of future amortization
Estimated future amortization expenses related to amortizable intangible assets are as follows:

Amortization
For the year ended March 31, 2019	$20,278
For the year ended March 31, 2020	17,002
For the year ended March 31, 2021	14,853
For the year ended March 31, 2022	12,631
For the year ended March 31, 2023 and thereafter	41,604
Total	$106,368